Annual Total Returns - Fidelity Growth Strategies K6 Fund [BarChart] - 11.30 Fidelity Growth Strategies K6 Fund PRO-07 - Fidelity Growth Strategies K6 Fund	Jan. 29, 2022
Bar Chart Table:
Annual Return, Inception Date	May 25, 2017
Fidelity Growth Strategies K6 Fund
Bar Chart Table:
Annual Return 2018	(6.92%)
Annual Return 2019	36.90%
Annual Return 2020	29.53%
Annual Return 2021	21.86%